Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Foreign currency exchange translation adjustment	$ 1,542	$ 1,273	$ (1,819)	$ (17,701)	$ 2,815	$ (19,520)